Cash and cash equivalents - Narrative (Details) € in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2027 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2058	Dec. 31, 2057 Rate	Dec. 31, 2049 USD ($)	Dec. 31, 2032 EUR (€)	Dec. 31, 2031 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Nov. 01, 2023 USD ($)	Aug. 01, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2018 EUR (€)
Detail of information about cash and cash equivalents and borrowings [Line Items]
Cash and cash equivalents infrastructure projects			€ 175,000	€ 204,000
Current restricted cash and cash equivalents			18,000	31,000
Non-current restricted cash and cash equivalents			401,000	628,000
Cash and cash equivalents excluding infrastructure projects			4,653,000	4,585,000								$ 207
Notional amount			6,438,000	4,990
Borrowings			11,288,000	11,378,000
Balance working capital			(1,182,000)	(1,511,000)											€ (1,353,000)
Centella transmisión S.A. [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Import refinancing operation			112,600
Returned the line of credit			31,000
Not later than one year [member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Notional amount		€ 3,005,000
At fair value [member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Net financial derivatives			109,000	109,000											153,000
Cross currency swaps [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Notional amount			1,712,000							$ 260,000
Derivative financial liabilities								€ 139,000
Cross currency swaps [Member] | Corporate cross currency swaps [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Notional amount		250,000
Cross currency swaps [Member] | At fair value [member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Notional amount				(13,000)
Net financial derivatives				42,000											58,000
Derivative financial liabilities			40,000
Interest rate derivatives [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Notional amount			1,272,000
Interest rate derivatives [Member] | At fair value [member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Net financial derivatives				(57,000)											€ (39,000)
Corporate bonds and debentures [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Amortization of the issued bond			300,000
Other borrowings [Member] | Not later than one year [member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Notional amount		500,000
NTE mobility partners segments 3 LLC | TIFIA loan [Member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Balance working capital			€ 437,700
NTE mobility partners segments 3 LLC | Segment 3C [Member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bonds issued including the premium | $										$ 750,000
LBJ infrastructure group [Member] | Final maturity in 2051 [Member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Number of fixed rate listed bonds included in the senior loan			6.57%							6.57%
I77 mobility partners [Member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Operator completed concession for the broadcast			€ 371,000
NTE mobility partners [Member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bonds issued | $														$ 397,000
NTE mobility partners [Member] | US toll roads [Member] | Interest rate derivatives [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bonds issued | $									$ 209,000	$ 122,800
NTE mobility partners [Member] | Taxable bonds [Member] | Final maturity in 2049 [Member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bonds issued | $							$ 871,100
NTE mobility partners [Member] | Private activity bonds [Member] | US toll roads [Member] | Interest rate derivatives [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bonds issued | $										$ 331,800
NTE mobility partners [Member] | Private activity bonds [Member] | Segment 3A-3B [Member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bonds issued | $													$ 122,600
Bonds Issued with a fixed interest rate of 5% [Member] | $													$ 32,400
Borrowing interest rate on USD 22.5 million [Member]													5.13%
Bonds Issued with a fixed interest rate of 5.13% [Member] | $													$ 22,500
Borrowing interest rate on USD 23.7 million [Member]													5.25%
Bonds Issued with a fixed interest rate of 5.38% [Member] | $													$ 23,700
Borrowing interest rate on USD 122.6 million [Member]													5.50%
Bonds Issued with a fixed interest rate of 5.50% [Member] | $													$ 64,700
Borrowing interest rate on USD 64.7 million [Member]													5.38%
NTE mobility partners [Member] | Fixed interest rate [member] | US toll roads [Member] | Interest rate derivatives [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings, interest rate			4.00%							4.00%
NTE mobility partners [Member] | Fixed interest rate [member] | Private activity bonds [Member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings, interest rate														5.50%
Borrowing interest rate on USD 32,4 million [Member]													5.00%
NTE mobility partners [Member] | Fixed interest rate [member] | Lower fixed interest rate [Member] | US toll roads [Member] | Interest rate derivatives [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings, interest rate			3.92%							3.92%
NTE mobility partners [Member] | Fixed interest rate [member] | Higher fixed interest rate [Member] | US toll roads [Member] | Interest rate derivatives [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings, interest rate			5.00%							5.00%
Infrastructure project [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Non-current restricted cash and cash equivalents			€ 380,000	596,000
Restricted cash and cash equivalents			398,000	627,000
Increase decrease restricted cash and cash equivalents				(228,000)
Increase decrease restricted cash and cash equivalents excluding effect of exchange rate changes			29,000
Bonds issued			5,199,000	4,442,000
Bank borrowings			3,200,000	3,473,000
Notional amount			8,554,000	8,070,000
Increase decrease in borrowings other infrastructure project company				(64,000)
Borrowings			8,400,000	7,915,000
Difference between the nominal values and carrying amounts of the borrowings			154,000	155,000
Credit drawable			13,000	1,000
Credit limit			8,567,000	8,070,000
Credit utilized			8,554,000	8,070,000
Total liquidity			557,000	817,000
Increase decrease in borrowing excluding the foreign exchange effect and scope changes				34,000
Infrastructure project [Member] | Not later than one year [member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Notional amount		121,000	76,000
Infrastructure project [Member] | At fair value [member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings			6,774,000	7,565,000
Infrastructure project [Member] | Carrying amount [Domain]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings			8,400,000	7,915,000
Infrastructure project [Member] | Toll roads division [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Increase decrease restricted cash and cash equivalents excluding effect of exchange rate changes			(257,000)
Borrowings			7,945,000	7,410,000
Credit drawable			9,000	0
Credit limit			8,091,000	7,545,000
Credit utilized			8,082,000	7,545,000
Infrastructure project [Member] | Toll roads division [Member] | US toll roads [Member] | I66 mobility partners [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings | $										$ 2,084,000
Infrastructure project [Member] | Toll roads division [Member] | US toll roads [Member] | I-77 Mobility Partners LLC [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings | $										471,000
Infrastructure project [Member] | Toll roads division [Member] | US toll roads [Member] | LBJ infrastructure group [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings | $										2,007,000
Infrastructure project [Member] | Toll roads division [Member] | US toll roads [Member] | NTE mobility partners segments 3 LLC
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings | $										1,578,000
Infrastructure project [Member] | Toll roads division [Member] | US toll roads [Member] | NTE mobility partners [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings | $										1,600,000
Infrastructure project [Member] | Toll roads division [Member] | Spanish toll roads [Member] | Cintra Inversora Autopistas de Cataluña, S.L. (a) [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings			584,900
Infrastructure project [Member] | Energy and mobility infrastructures division [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings			211,000	246,000
Credit drawable			4,000	0
Credit limit			220,000	255,000
Credit utilized			216,000	255,000
Infrastructure project [Member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings			7,338,000	6,749,000
Credit drawable			0	0
Credit limit			7,479,000	6,889,000
Credit utilized			7,479,000	6,889,000
Infrastructure project [Member] | Construction division [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings			103,000	106,000
Credit drawable			0	1,000
Credit limit			103,000	106,000
Credit utilized			102,000	106,000
Infrastructure project [Member] | Other european toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Current restricted cash and cash equivalents			26,000
Restricted cash and cash equivalents			9,000
Infrastructure project [Member] | Aragon toll road [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Restricted cash and cash equivalents			17,000
Infrastructure project [Member] | NTE mobility partners segments 3 LLC
Detail of information about cash and cash equivalents and borrowings [Line Items]
Restricted cash and cash equivalents			€ 22,000	23,000
Infrastructure project [Member] | NTE mobility partners segments 3 LLC | Segment 3A-3B [Member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bank borrowings | $											$ 221,000
Infrastructure project [Member] | NTE mobility partners segments 3 LLC | Private activity bonds [Member] | Segment 3A-3B [Member] | US toll roads [Member] | Top of range [member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bonds issued | $													$ 265,900
Infrastructure project [Member] | NTE mobility partners segments 3 LLC | Private activity bonds [Member] | Segment 3C [Member] | US toll roads [Member] | Interest rate derivatives [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bonds issued | $										$ 653,900
Infrastructure project [Member] | NTE mobility partners segments 3 LLC | Fixed interest rate [member] | Segment 3A-3B [Member] | TIFIA loan [Member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings, interest rate			3.84%							3.84%
Infrastructure project [Member] | NTE mobility partners segments 3 LLC | Fixed interest rate [member] | Segment 3C [Member] | US toll roads [Member] | Interest rate derivatives [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings, interest rate			5.00%							5.00%
Infrastructure project [Member] | LBJ infrastructure group [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Restricted cash and cash equivalents			€ 12,000
Increase decrease restricted cash and cash equivalents excluding effect of exchange rate changes				€ 7,000
Infrastructure project [Member] | LBJ infrastructure group [Member] | US toll roads [Member] | Interest rate derivatives [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bonds issued | $										$ 7,000
Bonds issued including the premium | $										615,000
Infrastructure project [Member] | LBJ infrastructure group [Member] | TIFIA loan [Member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bank borrowings | $										835,600
Infrastructure project [Member] | LBJ infrastructure group [Member] | Credit line [Member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Amount drawn from the line of credit for CAPEX investments | $										18,000
Infrastructure project [Member] | LBJ infrastructure group [Member] | Taxable bonds [Member] | US toll roads [Member] | Interest rate derivatives [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bonds issued | $										615,500
Infrastructure project [Member] | LBJ infrastructure group [Member] | Private activity bonds [Member] | US toll roads [Member] | Interest rate derivatives [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bonds issued | $										537,500
Infrastructure project [Member] | LBJ infrastructure group [Member] | Lower fixed interest rate [Member] | US toll roads [Member] | Interest rate derivatives [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bonds issued | $										$ 608,500
Infrastructure project [Member] | LBJ infrastructure group [Member] | Fixed interest rate [member] | US toll roads [Member] | Interest rate derivatives [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings, interest rate			4.00%							4.00%
Infrastructure project [Member] | LBJ infrastructure group [Member] | Fixed interest rate [member] | TIFIA loan [Member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings, interest rate			4.22%							4.22%
Infrastructure project [Member] | LBJ infrastructure group [Member] | Fixed interest rate [member] | Credit line [Member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings, interest rate				4.51%							4.51%	4.51%
Infrastructure project [Member] | LBJ infrastructure group [Member] | Fixed interest rate [member] | Lower fixed interest rate [Member] | US toll roads [Member] | Interest rate derivatives [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings, interest rate	2.75%
Infrastructure project [Member] | LBJ infrastructure group [Member] | Fixed interest rate [member] | Higher fixed interest rate [Member] | US toll roads [Member] | Interest rate derivatives [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings, interest rate					3.80%
Infrastructure project [Member] | I77 mobility partners [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Increase decrease restricted cash and cash equivalents excluding effect of exchange rate changes			€ (101,000)	€ 99,000
Infrastructure project [Member] | I77 mobility partners [Member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bonds issued | $										$ 100,000
Infrastructure project [Member] | I77 mobility partners [Member] | Fixed interest rate [member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings, interest rate			5.00%							5.00%
Infrastructure project [Member] | I66 mobility partners [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Restricted cash and cash equivalents			€ 57,000	134,000
Increase decrease restricted cash and cash equivalents excluding effect of exchange rate changes			€ (82,000)
Infrastructure project [Member] | I66 mobility partners [Member] | TIFIA loan [Member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bank borrowings | $										$ 1,346,900
Infrastructure project [Member] | I66 mobility partners [Member] | Borrowings principal [Member] | TIFIA loan [Member] | Final maturity in 2057 [Member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bank borrowings | $										21,200
Infrastructure project [Member] | I66 mobility partners [Member] | Private activity bonds [Member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bonds issued | $										737,000
Infrastructure project [Member] | I66 mobility partners [Member] | Lower fixed interest rate [Member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bonds issued including the premium | $										$ 800,400
Infrastructure project [Member] | I66 mobility partners [Member] | Fixed interest rate [member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings, interest rate			5.00%							5.00%
Infrastructure project [Member] | I66 mobility partners [Member] | Fixed interest rate [member] | TIFIA loan [Member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings, interest rate | Rate						2.80%
Infrastructure project [Member] | NTE mobility partners [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Restricted cash and cash equivalents			€ 281,000	333,000
Increase decrease restricted cash and cash equivalents excluding effect of exchange rate changes			€ (70,000)
Infrastructure project [Member] | Autop terrassa manresa SA [Member] | Spanish toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Fixed interest rate guaranteed by the derivative arranged			5.2064%
Net financial derivatives			€ (83,400)
Infrastructure project [Member] | Autop terrassa manresa SA [Member] | Final maturity in 2035 [Member] | Spanish toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Notional amount			551,700
Infrastructure project [Member] | Autop terrassa manresa SA [Member] | Tranche a member [Member] | Spanish toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bank borrowings			264,900
Infrastructure project [Member] | Autop terrassa manresa SA [Member] | Tranche b member [Member] | Spanish toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bank borrowings			280,300
Infrastructure project [Member] | Autop terrassa manresa SA [Member] | Tranche c member [Member] | Spanish toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bank borrowings			€ 39,700
Infrastructure project [Member] | Autop terrassa manresa SA [Member] | Floating interest rate [member] | Tranche a member [Member] | Spanish toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings, interest rate			367.20%							367.20%
Infrastructure project [Member] | Autop terrassa manresa SA [Member] | Floating interest rate [member] | Tranche b member [Member] | Spanish toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings, interest rate			150.00%							150.00%
Infrastructure project [Member] | Autop terrassa manresa SA [Member] | Floating interest rate [member] | Tranche c member [Member] | Spanish toll roads [Member] | Bottom of range [member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings, interest rate			1.50%							1.50%
Infrastructure project [Member] | Autop terrassa manresa SA [Member] | Floating interest rate [member] | Tranche c member [Member] | Spanish toll roads [Member] | Top of range [member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings, interest rate			367.20%							367.20%
Infrastructure project [Member] | Other european concession [Member] | Euro commercial paper [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Restricted cash and cash equivalents				31,000
Infrastructure project [Member] | Other european concession [Member] | Aragon toll road [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Restricted cash and cash equivalents				17,000
Infrastructure project [Member] | Other european concession [Member] | Treatment plants in the united kingdom [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Restricted cash and cash equivalents				14,000
Exinfrastructure project [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Restricted cash and cash equivalents			€ 22,000	37,000
Bonds issued			300,000
Notional amount			2,865,000	3,437,000
Borrowings			2,886,000	3,463,000
Borrowings excluding infrastructure project companies			2,889,000	3,449,000
Increase decrease in consolidated debt ECPs issued			(251,000)
Exinfrastructure project [Member] | Not later than one year [member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Notional amount		1,001,000	821,000
Exinfrastructure project [Member] | At fair value [member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings excluding infrastructure project companies			2,866,000	3,394,000
Exinfrastructure project [Member] | Carrying amount [Domain]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings excluding infrastructure project companies			2,889,000	3,449,000
Exinfrastructure project [Member] | Corporate debt [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Notional amount			2,839,000	3,391,000
Credit drawable			538,000	650,000
Credit limit			3,377,000	4,041,000
Credit utilized			2,839,000	3,391,000
Consolidated debt			2,852,000	3,386,000
Total liquidity			5,320,000	5,387,000
Exinfrastructure project [Member] | Corporate debt [Member] | Not later than one year [member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Notional amount		999,000	800,000
Exinfrastructure project [Member] | Corporate debt [Member] | At fair value [member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings excluding infrastructure project companies			2,830,000	3,331,000
Exinfrastructure project [Member] | Corporate debt [Member] | Carrying amount [Domain]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings excluding infrastructure project companies			2,852,000	3,386,000
Exinfrastructure project [Member] | Euro commercial paper [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings excluding infrastructure project companies			€ 249,000	500,000
Reduction issued due to the variation of the EURO Commercial Paper				€ (251,000)
Percentage of average cost			3.17%	4.09%						3.17%	4.09%	4.09%
Average rate of outstanding bonds			3.74%	3.13%
Exinfrastructure project [Member] | Corporate bonds and debentures [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings excluding infrastructure project companies			€ 2,292,000	€ 2,590,000
Exinfrastructure project [Member] | Corporate bonds and debentures [Member] | Corporate debt [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Credit limit			788,000													€ 1,100
Credit utilized			250,000
Consolidated debt	€ 60,000
Average rate related to ferrovial loans	0.425%
Exinfrastructure project [Member] | Corporate bonds and debentures [Member] | Corporate debt [Member] | Bottom of range [member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Increase decrease in consolidated debt ECPs issued				(534,000)
Increase decrease in consolidated debt			(251,000)
Exinfrastructure project [Member] | Corporate bonds and debentures [Member] | Corporate debt [Member] | Cross currency swaps [Member] | At fair value [member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Notional amount			1,490
Derivative financial liabilities				(13,000)
Exinfrastructure project [Member] | Other borrowings [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings excluding infrastructure project companies			36,000	63,000
Exinfrastructure project [Member] | Other borrowings [Member] | Not later than one year [member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Increase decrease in consolidated debt ECPs issued		€ 249,000
Exinfrastructure project [Member] | Construction division [Member] | Corporate debt [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Credit drawable			114,000	137,000
Credit limit			131,000	163,000
Credit utilized			17,000	26,000
Consolidated debt			€ 14,000	13,000
Exinfrastructure project [Member] | Sustainability Target Euro-commercial [Member] | Euro commercial paper [Member] | Corporate debt [Member] | July [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Issued capital				€ 1,500,000